PROFIT (LOSS) IN EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2024
SHARE OF PROFIT (LOSS) IN JOINT VENTURES
PROFIT (LOSS) IN EQUITY METHOD INVESTMENTS

16.PROFIT (LOSS) IN EQUITY METHOD INVESTMENTS

The loss in 2023 resulted from a capital contribution in the Company’s former equity method investee located in Saudi Arabia. The capital contribution was immediately expensed due to the existence of accumulated losses incurred by the investee which had not been previously recorded in the consolidated financial statements.